Staff Costs (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Components of Staff Costs

	2017	2016	2015
	$M	$M	$M
Wages and salaries	96.1	92.2	96.3
Social security costs	11.0	10.5	11.2
Retirement benefits costs	4.8	4.8	5.9
IAS 19R retirement benefits finance charge	1.8	2.1	3.0
Redundancy costs: Continuing activities	4.5	0.7	1.5
Share based compensation charges (Note 31)	3.1	1.4	1.4
	121.3	111.7	119.3
The compensation of the members of our Board of Directors (each, a "director") was:

	2017	2016	2015
	$M	$M	$M
Remuneration (short-term benefits)	2.0	1.5	1.7
Social security costs	0.3	0.2	0.2
Post-retirement benefits	0.2	0.1	0.2
Compensation for loss of office	0.3	—	—
Total short-term and post-retirement benefits	2.8	1.8	2.1

Average monthly number of employees
The average monthly number of employees during the year was made up as follows:

	2017	2016	2015
	No.	No.	No.
Production and distribution	1,397	1,381	1,432
Sales and administration	204	246	218
Research and development	57	60	56
	1,658	1,687	1,706